Pension benefits - Funded Status of the Defined Benefit Plan (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Projected benefit obligations at end of period	$ 40	$ 37	$ 36	$ 38
Plan assets at market value	(39)	(33)	$ (33)	$ (33)
Accrued pension liabilities	$ 1	$ 4